Other income / expenses and adjustments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Finance Income
Finance income

	Year ended December 31
	2017	2018	2019
Bank interest earned	827	307	42
Interest earned on short-term investments	—	—	141
Gain on short-term investments	—	—	194

Total finance income	827	307	377

Summary of Finance Costs
Finance charge

	Year ended December 31
	2017	2018	2019
Interest payable on convertible loan	(103)	(185)	(20)
Interest on TAP funding	—	—	(10)
Interest payable on bank loan	(327)	(1,645)	(1,739)
Interest on lease liabilities	—	—	(1,314)
Accreted interest on bank loan	(67)	(782)	(1,523)
Transaction costs on bank loan	(200)	—	—
Modification (loss)/gain on bank loan	—	(730)*	456
Loss on short-term deposits	(339)	(22)	—
Discounting of provision for deferred cash consideration	—	(443)	(221)
Change in warrant fair value	(54)	716	875

Total finance charge	(1,090)	(3,091)	(3,496)

*
We have reclassified the loan modification loss occurring in 2018 resulting in the reduction of administrative expenses by £0.7 million, and the increase in finance charges of an equivalent amount. Please
refer
 to Note 2 for further details.